UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22742

PRINCIPAL REAL ESTATE INCOME FUND
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices) (Zip code)

Andrea E. Kuchli
Principal Real Estate Income Fund
1290 Broadway, Suite 1100
Denver, Colorado 80203
(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 623-2577

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

Item 1 – Schedule of Investments.

PRINCIPAL REAL ESTATE INCOME FUND
STATEMENT OF INVESTMENTS
January 31, 2017 (Unaudited)
	Shares	Value (Note 2)
COMMON STOCKS (48.87%)
Computer Software (0.48%)
InterXion Holding N.V.(a)	16,400	$630,252

Real Estate Management/Services (3.18%)
Aeon Mall Co., Ltd.	16,700	242,417
Atrium European Real Estate, Ltd.	96,100	402,511
Charter Hall Group	95,000	338,626
Citycon OYJ	464,193	1,153,525
Deutsche Wohnen AG	24,571	799,446
Mitsubishi Estate Co., Ltd.	35,000	670,335
Sponda OYJ	120,631	548,492
		4,155,352
Real Estate Operation/Development (4.45%)
ADO Properties SA(b)(c)	13,197	471,477
Croesus Retail Trust	2,282,730	1,384,847
Inmobiliaria Colonial SA	60,000	440,177
Mitsui Fudosan Co., Ltd.	61,000	1,413,573
New World Development Co., Ltd.	631,000	731,934
Propertylink Group(c)	600,000	348,106
TLG Immobilien AG	12,000	227,731
Tokyo Tatemono Co., Ltd.	59,000	782,765
		5,800,610
REITS-Apartments (2.58%)
Apartment Investment & Management Co., Class A	19,700	868,179
Colony Starwood Homes	2,529	79,537
Essex Property Trust, Inc.	8,600	1,928,980
Independence Realty Trust, Inc.	13,424	123,904
Japan Rental Housing Investments, Inc.	500	365,778
		3,366,378
REITS-Diversified (11.58%)
Altarea SCA	8,469	1,600,816
American Tower Corp.	2,500	258,750
CoreSite Realty Corp.	1,800	155,034
Crombie Real Estate Investment Trust	21,015	217,539
Crown Castle International Corp.	19,000	1,668,770
Dexus Property Group	210,000	1,430,191
Duke Realty Corp.	23,700	576,621
Empiric Student Property PLC	150,000	203,796
EPR Properties	8,400	621,348
Equinix, Inc.	2,100	808,458
Frasers Logistics & Industrial Trust(c)	786,387	524,500
Invesco Office J-REIT, Inc.	250	219,865
Liberty Property Trust	12,200	468,358
Londonmetric Property PLC	145,000	269,237
Mapletree Commercial Trust	139,600	151,551
Merlin Properties Socimi SA	50,000	558,912
Mirvac Group	443,000	682,022
Nomura Real Estate Master Fund, Inc.	250	389,469
Secure Income REIT PLC	15,401	61,514
Segro PLC	80,187	465,540
Sekisui House REIT, Inc.	307	413,285
Spring Real Estate Investment Trust	2,870,000	1,161,479
STAG Industrial, Inc.	46,318	1,071,798
Stockland	180,100	594,157
Viva Energy REIT	310,137	529,218
		15,102,228

	Shares	Value (Note 2)
REITS-Health Care (2.90%)
Care Capital Properties, Inc.	35,000	$864,850
Physicians Realty Trust	24,000	445,200
Sabra Health Care REIT, Inc.	29,500	749,300
Senior Housing Properties Trust	69,430	1,322,641
Welltower, Inc.	6,072	402,574
		3,784,565
REITS-Hotels (1.90%)
Hoshino Resorts REIT, Inc.	30	160,216
Hospitality Properties Trust	25,600	796,928
Hospitality Property Fund Ltd., Class B	110,000	112,082
Japan Hotel REIT Investment Corp.	700	491,630
Sunstone Hotel Investors, Inc.	62,000	912,640
		2,473,496
REITS-Manufactured Homes (1.15%)
Sun Communities, Inc.	19,083	1,502,977

REITS-Mortgage (0.25%)
CYS Investments, Inc.	43,100	326,267

REITS-Office Property (5.25%)
Alexandria Real Estate Equities, Inc.	11,000	1,219,020
alstria office REIT-AG	20,000	249,689
Brandywine Realty Trust	38,100	613,410
Champion REIT	405,000	219,232
City Office REIT, Inc.	98,278	1,237,320
Corporate Office Properties Trust	10,882	346,265
Investa Office Fund	220,000	750,816
Kilroy Realty Corp.	13,500	1,010,475
SL Green Realty Corp.	6,400	697,408
Viva Industrial Trust	939,500	509,964
		6,853,599
REITS-Regional Malls (3.58%)
GGP, Inc.	35,000	869,400
Simon Property Group, Inc.	20,700	3,804,039
		4,673,439
REITS-Shopping Centers (4.20%)
Aventus Retail Property Fund, Ltd.	95,000	167,872
Equity One, Inc.	11,000	343,090
Fortune Real Estate Investment Trust	587,000	680,895
Kenedix Retail REIT Corp.	418	1,007,332
Kite Realty Group Trust	28,000	672,560
NewRiver REIT PLC	149,000	588,568
Ramco-Gershenson Properties Trust	18,400	299,184
Scentre Group	165,000	550,599
Vastned Retail N.V.	31,600	1,165,444
		5,475,544
REITS-Single Tenant (2.23%)
Agree Realty Corp.	11,034	517,495
Spirit Realty Capital, Inc.	118,000	1,241,360
STORE Capital Corp.	48,881	1,156,524
		2,915,379
REITS-Storage/Warehousing (2.03%)
CubeSmart	22,000	552,860
Extra Space Storage, Inc.	10,200	734,910
National Storage Affiliates Trust	49,545	1,102,376
Safestore Holdings PLC	56,000	260,728
		2,650,874

	Shares	Value (Note 2)
REITS-Warehouse/Industrials (3.11%)
Granite Real Estate Investment Trust	8,000	$272,845
Japan Logistics Fund, Inc.	115	242,609
PLA Administradora Industrial S de RL de CV	645,000	882,744
Prologis Property Mexico SA de CV	120,000	165,325
Prologis, Inc.	24,000	1,172,400
Terreno Realty Corp.	17,000	462,230
WPT Industrial Real Estate Investment Trust	72,800	860,496
		4,058,649
TOTAL COMMON STOCKS
(Cost $61,127,950)		63,769,609

		Maturity	Principal	Value
	Rate	Date	Amount	(Note 2)
COMMERCIAL MORTGAGE BACKED SECURITIES (93.16%)
Commercial Mortgage Backed Securities-Subordinated (41.90%)
Bank of America Commercial Mortgage Trust, Series 2016-UBS10(b)	3.000%	06/15/49	$3,500,000	$2,475,630
CFCRE Commercial Mortgage Trust 2016-C3(b)(d)	3.052%	01/10/26	5,484,000	4,004,157
CFCRE Commercial Mortgage Trust 2016-C7(b)	4.443%	12/10/26	1,500,000	1,218,927
Commercial Mortgage Pass Through Certificates, Series 2014-CR14(b)(d)	3.496%	01/10/24	2,000,000	1,257,927
Commercial Mortgage Trust, Series 2013-CCRE11(b)(d)	4.371%	10/10/23	5,108,000	3,755,187
Commercial Mortgage Trust, Series 2014-CCRE17(b)(d)	4.299%	05/10/24	6,000,000	3,696,822
Commercial Mortgage Trust, Series 2014-UBS5(b)	3.495%	09/10/24	4,250,000	3,244,218
CSAIL Commercial Mortgage Trust, Series 2015-C4(d)	3.584%	11/11/48	5,000,000	3,571,556
Goldman Sachs Mortgage Securities Trust, Series 2013-GC13(b)(d)	4.066%	07/10/23	3,000,000	2,772,573
Goldman Sachs Mortgage Securities Trust, Series 2013-GC16(b)(d)	5.320%	11/10/46	2,342,405	2,251,115
Goldman Sachs Mortgage Securities Trust, Series 2014-GC22(b)	3.582%	06/10/47	2,840,000	1,746,449
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15(b)	3.500%	10/15/23	2,500,000	1,792,449
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CIBC16	5.623%	05/12/45	2,176,282	1,876,706
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16(b)(d)	4.975%	11/15/23	2,117,483	2,055,210
Merrill Lynch Mortgage Trust, Series 2006-C1(d)	5.657%	05/12/39	9,000,000	7,119,000
Merrill Lynch-CFC Commercial Mortgage Trust, Series 2006-2(b)(d)	5.643%	06/12/46	62,922	62,778
Merrill Lynch-CFC Commercial Mortgage Trust, Series 2006-3(d)	5.554%	04/01/17	2,500,000	2,396,439
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8(b)(d)	4.062%	02/15/23	3,000,000	2,732,772
Morgan Stanley Capital I Trust, Series 2016-UB11E(b)(d)	2.709%	08/15/26	5,000,000	2,732,507
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1(d)	4.104%	05/15/48	3,440,000	2,850,417
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3(b)	3.153%	09/15/57	1,500,000	1,052,055
				54,664,894

		Maturity	Principal	Value
	Rate	Date	Amount	(Note 2)
Commercial Mortgage Backed Securities-Other (51.26%)
Bank of America Commercial Mortgage Trust, Series 2008-1(d)	6.280%	01/10/18	$2,500,000	$2,501,065
CD Commercial Mortgage Trust, Series 2007-CD4(d)	5.398%	12/11/49	9,529,726	8,624,402
Credit Suisse Commercial Mortgage Trust, Series 2006-C4(d)	5.538%	09/15/39	3,542,265	3,530,477
Credit Suisse Commercial Mortgage Trust, Series 2007-C1	5.416%	02/15/40	8,684,857	8,667,576
FHLMC Multifamily Structured Pass Through Certificates, Series 2011-KAIV(d)(e)	3.615%	06/25/41	9,000,000	1,224,400
FHLMC Multifamily Structured Pass Through Certificates, Series 2012-K052(d)(e)	1.611%	01/25/26	9,690,000	1,048,621
FHLMC Multifamily Structured Pass Through Certificates, Series 2012-K706(d)(e)	1.904%	12/25/18	59,523,999	1,942,101
FHLMC Multifamily Structured Pass Through Certificates, Series 2012-K707(d)(e)	1.806%	01/25/19	27,555,000	850,121
FHLMC Multifamily Structured Pass Through Certificates, Series 2012-K709(d)(e)	1.700%	04/25/40	30,601,130	1,025,964
FHLMC Multifamily Structured Pass Through Certificates, Series 2012-K710(d)(e)	1.662%	06/25/42	27,830,000	951,761
Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Series 2007-GG9(d)	5.505%	02/10/17	7,500,000	7,166,203
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21(b)(d)	3.900%	07/15/24	12,747,500	8,511,427
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CIBC17(d)	5.489%	12/12/43	3,730,312	1,615,747
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CIBC19(d)	5.734%	05/12/17	3,500,000	2,847,943
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C15(b)(d)(e)	1.485%	10/15/23	11,500,000	910,123
LB-CMT Commercial Mortgage Trust, Series 2007-C3(d)	5.918%	06/15/17	1,000,000	982,039
LB-UBS Commercial Mortgage Trust, Series 2006-C7	5.407%	11/15/38	1,323,867	1,022,592
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20(b)(d)(e)	1.612%	02/15/25	23,967,000	2,263,810
Morgan Stanley Capital I Trust, Series 2016-UB11XE(b)(d)(e)	1.500%	08/15/26	13,495,500	1,355,148
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29(d)	5.368%	11/18/48	4,772,799	4,769,962
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30(d)	5.413%	12/15/43	5,000,000	5,069,128
				66,880,610

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
(Cost $124,094,010)				121,545,504

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (3.23%)
State Street Institutional Treasury Plus Money Market Fund	0.420%	4,210,422	4,210,422

TOTAL SHORT TERM INVESTMENTS
(Cost $4,210,422)			4,210,422

Value (Note 2)
TOTAL INVESTMENTS (145.26%)
(Cost $189,432,382)	$189,525,535

Liabilities in Excess of Other Assets (-45.26%)	(59,050,790)
NET ASSETS (100.00%)	$130,474,745

(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. The total value of Rule 144A securities amounts $50,362,761, which represents approximately 38.60% of net assets as of January 31, 2017.

(c)
Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration.  Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2017, the aggregate market value of those securities was $1,344,083, representing 1.03% of net assets.

(d)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at January 31, 2017.
(e)	Interest only security.

See Notes to Quarterly Statement of Investments.

PRINCIPAL REAL ESTATE INCOME FUND
Notes to Quarterly Statement of Investments
January 31, 2017 (Unaudited)

NOTE 1. ORGANIZATION

Principal Real Estate Income Fund (the ‘‘Fund’’) is a Delaware statutory trust registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’). The Fund’s investment objective is to seek to provide high current income, with capital appreciation as a secondary investment objective, by investing in commercial real estate-related securities.

Investing in the Fund involves risks, including exposure to below-investment grade investments. The Fund’s net asset value will vary and its distribution rate may vary and both may be affected by numerous factors, including changes in the market spread over a specified benchmark, market interest rates and performance of the broader equity markets. Fluctuations in net asset value may be magnified as a result of the Fund’s use of leverage.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates: The preparation of the Statement of Investments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Statement of Investments during the period reported. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Statement of Investments may differ from the value the Fund’s ultimately realize upon sale of the securities. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The Statement of Investments has been prepared as of the close of the New York Stock Exchange (“NYSE”) on January 31, 2017.

Portfolio Valuation: The net asset value per Common Share of the Fund is determined daily, on each day that the NYSE is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. New York time). The Fund’s net asset value per Common Share is calculated in the manner authorized by the Fund’s Board of Trustees (the “Board”). Net asset value is computed by dividing the value of the Fund’s total assets, less its liabilities by the number of shares outstanding.

The Board has established the following procedures for valuation of the Fund’s assets under normal market conditions. Marketable securities listed on foreign or U.S. securities exchanges generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and ask prices on the exchange where such securities are primarily traded.

The Fund values commercial mortgage-backed securities and other debt securities not traded in an organized market on the basis of valuations provided by an independent pricing service, approved by the Board, which uses information with respect to transactions in such securities, interest rate movements, new issue information, cash flows, yields, spreads, credit quality, and other pertinent information as determined by the pricing service, in determining value. If the independent primary or secondary pricing service is unable to provide a price for a security, if the price provided by the independent primary or secondary pricing service is deemed unreliable, or if events occurring after the close of the market for a security but before the time as of which the Fund values its Common Shares would materially affect net asset value, such security will be valued at its fair value as determined in good faith under procedures approved by the Board.

When applicable, fair value of an investment is determined by the Fund’s Fair Valuation Committee as a designee of the Board. In fair valuing the Fund’s investments, consideration is given to several factors, which may include, among others, the following: the fundamental business data relating to the issuer, borrower, or counterparty; an evaluation of the forces which influence the market in which the investments are purchased and sold; the type, size and cost of the investment; the information as to any transactions in or offers for the investment; the price and extent of public trading in similar securities (or equity securities) of the issuer, or comparable companies; the coupon payments, yield data/cash flow data; the quality, value and saleability of collateral, if any, securing the investment; the business prospects of the issuer, borrower, or counterparty, as applicable, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s, borrower’s, or counterparty’s management; the prospects for the industry of the issuer, borrower, or counterparty, as applicable, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry; one or more independent broker quotes for the sale price of the portfolio security; and other relevant factors.

Securities Transactions and Investment Income: Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Certain dividend income from foreign securities will be recorded, in the exercise of reasonable diligence, as soon as a Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date and may be subject to withholding taxes in these jurisdictions. Interest income, which includes amortization of premium and accretion of discount, is recorded on the accrual basis. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the first-in/first-out cost basis method for both financial reporting and income tax purposes.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2017:

Principal Real Estate Income Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$63,769,609	$–	$–	$63,769,609
Commercial Mortgage Backed Securities	–	121,545,504	–	121,545,504
Short Term Investments	4,210,422	–	–	4,210,422
Total	$67,980,031	$121,545,504	$–	$189,525,535

*    See Statement of Investments for industry classifications.

The Fund recognizes transfers between the levels as of the end of the period. For the period ended January 31, 2017, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

Commercial Mortgage Backed Securities (“CMBS”): As part of its investments in commercial real estate related securities, the Fund will invest in CMBS which are subject to certain risks associated with direct investments in CMBS. A CMBS is a type of mortgage-backed security that is secured by a loan (or loans) on one or more interests in commercial real estate property. Investments in CMBS are subject to the various risks which relate to the pool of underlying assets in which the CMBS represents an interest. CMBS may be backed by obligations (including certificates of participation in obligations) that are principally secured by commercial real estate loans or interests therein having multi-family or commercial use. Securities backed by commercial real estate assets are subject to securities market risks as well as risks similar to those of direct ownership of commercial real estate loans because those securities derive their cash flows and value from the performance of the commercial real estate underlying such investments and/or the owners of such real estate.

Real Estate Investment Trusts (“REITs”): As part of its investments in real estate related securities, the Fund will invest in REITs and are subject to certain risks associated with direct investment in REITs. REITs possess certain risks which differ from an investment in common stocks. REITs are financial vehicles that pool investors’ capital to acquire, develop and/or finance real estate and provide services to their tenants. REITs may concentrate their investments in specific geographic areas or in specific property types, e.g., regional malls, shopping centers, office buildings, apartment buildings and industrial warehouses. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.

As REITs generally pay a higher rate of dividends than most other operating companies, to the extent application of the Fund’s investment strategy results in the Fund investing in REIT shares, the percentage of the Fund’s dividend income received from REIT shares will likely exceed the percentage of the Fund’s portfolio that is comprised of REIT shares. Distributions received by the Fund from REITs may consist of dividends, capital gains and/or return of capital.

Dividend income from REITs is recognized on the ex-dividend date. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

The performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. Due to the Fund’s investments in REITs, the Fund may also make distributions in excess of the Fund’s earnings and capital gains. Distributions, if any, in excess of the Fund’s earnings and profits will first reduce the adjusted tax basis of a holder’s Common Shares and, after that basis has been reduced to zero, will constitute capital gains to the Common Shareholder.

Concentration Risk: The Fund invests in companies in the real estate industry, which may include CMBS, REITs, REIT-like structures, and other securities that are secured by, or otherwise have exposure to, real estate. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory changes, or economic conditions affecting CMBS, REITs, REIT-like structures, and real estate more generally, will have a significant impact on the Fund’s performance.

Foreign Currency Risk: The Fund expects to invest in securities denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates may affect the value of securities owned by the Fund, the unrealized appreciation or depreciation of investments and gains on and income from investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that the Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. These risks often are heightened for investments in smaller, emerging capital markets.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of the exchanges at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

3. Tax Basis Information

Tax Basis of Investments:  As of January 31, 2017, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Principal Real Estate Income Fund
Cost of investments for income tax purposes	$190,282,695
Gross appreciation on investments (excess of value over tax cost)	$6,862,401
Gross depreciation on investments (excess of tax cost over value)	(7,619,561)
Net unrealized appreciation on investments	$(757,160)

Item 2 – Controls and Procedures.

(a)
The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b)
There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRINCIPAL REAL ESTATE INCOME FUND

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (Principal Executive Officer)

Date:	March 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (Principal Executive Officer)

Date:	March 29, 2017

By:	/s/ Patrick D. Buchanan
Patrick D. Buchanan
Treasurer (Principal Financial Officer)

Date:	March 29, 2017